THE ALGER FUNDS
                              ALGER TECHNOLOGY FUND

                    SUPPLEMENT DATED NOVEMBER 21, 2006 TO THE
                         PROSPECTUS DATED MARCH 1, 2006
                             AS SUPPLEMENTED TO DATE



The Alger Technology Fund was liquidated after the close of business on November 20, 2006, and is no longer offered as an investment option.























                                                                        AS112106